Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash, cash equivalents and restricted cash	$ 336,901,283	$ 184,120,894	$ 501,166,136
Recoverable taxes	47,539,115	52,832,645	33,864,821
Operating lease receivables- Net	8,769,879	4,681,020	10,100,832
Prepaid expenses and other current assets	4,141,257	2,119,545	21,299,392
Total current assets	397,351,534	243,754,104	566,431,181
Non-current assets:
Investment properties	4,129,443,925	3,696,768,269	3,212,164,164
Office furniture – Net	2,256,393	2,386,285	2,541,990
Right-of-use asset – Net	1,419,215	533,792	834,199
Investment in associates	3,533,419	0	0
Security deposits paid, restricted cash and others	8,455,208	14,504,984	10,244,759
Total non-current assets	4,145,108,160	3,714,193,330	3,225,785,112
Total assets	4,542,459,694	3,957,947,434	3,792,216,293
Current liabilities:
Current portion of long-term debt	1,782,124	49,856,047	69,613,002
Lease liabilities - short term	641,300	408,373	607,481
Accrued interest	10,038,053	2,911,864	3,148,767
Accounts payable	30,798,915	14,194,300	13,188,966
Income tax payable	14,154,365	646,812	38,773,726
Accrued expenses and taxes	7,280,266	6,637,354	7,078,988
Dividends payable	17,384,493	16,171,622	15,155,311
Total current liabilities	82,079,516	90,826,372	147,566,241
Non-current liabilities:
Long-term debt	1,273,419,269	797,194,627	845,573,752
Lease liabilities - long term	814,746	149,743	290,170
Security deposits received	30,028,335	27,409,380	25,680,958
Long-term payable	23,413,771	0	7,706,450
Employee benefits	3,662,878	2,240,425	1,519,790
Deferred income taxes	381,284,437	442,842,704	276,910,507
Total non-current liabilities	1,712,623,436	1,269,836,879	1,157,681,627
Total liabilities	1,794,702,952	1,360,663,251	1,305,247,868
Stockholders’ equity:
Capital stock	579,978,180	585,487,257	591,600,113
Additional paid-in capital	884,174,713	905,722,252	934,944,456
Retained earnings	1,320,760,427	1,148,396,077	989,736,218
Share-based payments reserve	7,257,867	3,884,108	3,732,350
Foreign currency translation reserve	(44,414,445)	(46,205,511)	(33,044,712)
Total stockholders’ equity	2,747,756,742	2,597,284,183	2,486,968,425
Total liabilities and stockholders’ equity	$ 4,542,459,694	$ 3,957,947,434	$ 3,792,216,293